PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE D - PROPERTY AND EQUIPMENT

Property and Equipment consist of the following at:

	March 31, 2022 (Unaudited)	December 31, 2021
Software	$99,025	$99,025
Office equipment	60,974	60,974
Furniture and Fixtures	948	948
Waste and Recycling Equipment	393,340	393,340
Leasehold Improvements	-	-
Total	554,287	554,287
Accumulated depreciation and amortization	(341,783)	(326,398)

Net	$212,504	$227,889

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three months ended March 31, 2022 and 2021

(Unaudited)

NOTE D - PROPERTY AND EQUIPMENT

Property and Equipment consist of the following at:

	December 31, 2021	December 31, 2020
Software	$99,025	$99,025
Office equipment	60,974	60,974
Furniture and Fixtures	948	948
Waste and Recycling Equipment	393,340	18,800
Total	554,287	179,747
Accumulated depreciation and amortization	(326,398)	(169,949)

Net	$227,889	$9,798

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020